Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
Lease Arrangements [Abstract]
Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases

2014	$23,108
2015	17,835
2016	13,488
2017	8,277
2018	4,713
Thereafter	4,405
Total minimum rental payments	$71,826

Schedule Of Total Rental Expense Incurred Under Operating Leases For Continuing Operations

	For the Years Ended December 31,
	2013	2012	2011
Total rental payments	$38,992	$39,997	$38,474
Less sublease rentals	-	(103)	(170)
Net rental expense	$38,992	$39,894	$38,304